Employee Benefits (Tables)	3 Months Ended
Mar. 31, 2020
Retirement Benefits [Abstract]
Schedule of Components of Net Periodic Benefit Cost

The Components of net period benefit cost were as follows (in thousands):

	Quarter ended March 31, 2020	Quarter ended March 31, 2019
Service cost	$1,139	$849
Interest cost	285	133
Other	-	(11)
Net cost	$1,424	$971